Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Capitalized Costs for Oil and Gas Producing Activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Oil And Gas Producing Activities [line items]
Net capitalized costs	$ 772,882,060	$ 681,363,190	$ 983,691,847
Proved properties [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net capitalized costs	2,483,134,177	2,306,255,209	2,505,307,260
Construction in progress [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net capitalized costs	64,911,619	50,951,279	51,033,968
Accumulated depreciation and amortization [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net capitalized costs	$ (1,775,163,736)	$ (1,675,843,298)	$ (1,572,649,381)